Subsequent Event (Details Narratives) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 04, 2014	Oct. 31, 2014	Sep. 19, 2014
Subsequent Event [Line Items]
Common stock, Issued	32,910,000		32,910,000	12,710,000
Common stock, outstanding	32,910,000		32,910,000	12,710,000
Advances received from non-related parties	$ 219,795	$ 47,000	$ 54,150	$ 75,000
Interest on unsecured note (as a percent)		5.00%					5.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Advances received from non-related parties					103,525
Interest on unsecured note (as a percent)					2.25%
Eastside Distilling L L C [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of debt retired and cancelled by the noteholders						8,601,410
Eastside Distilling L L C [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued						32,000,000
Number of shares cancelled by stockholders						24,910,000
Common stock, Issued						40,000,000
Common stock, outstanding						40,000,000